Unaudited Quarterly Financial Data Unaudited Quarterly Financial Data	12 Months Ended
Dec. 31, 2013
Quarterly Financial Data [Abstract]
Quarterly Financial Information [Text Block]
Unaudited Quarterly Financial Data

The following tables summarize the consolidated quarterly results of operations for 2013 and 2012:

	2013
(in thousands, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$248,726	$314,653	$328,468	$305,190
Gross profit	53,790	71,510	75,381	73,722
(Loss) income from continuing operations	(4,214)	1,884	(5,603)	2,897
Income from discontinued operations, net of taxes	157	94	90	60
Net (loss) income	(4,057)	1,978	(5,513)	2,957
Basic (loss) income per share
Income (loss) from continuing operations	$(0.36)	$0.06	$(0.30)	$0.12
Income from discontinued operations	0.01	0.01	—	—
Net (loss) income per share	$(0.35)	$0.07	$(0.30)	$0.12
Diluted (loss) income per share
(Loss) income from continuing operations	$(0.36)	$0.06	$(0.30)	$0.11
Income from discontinued operations	0.01	0.01	—	—
Net (loss) income per share	$(0.35)	$0.07	$(0.30)	$0.11

	2012
(in thousands, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$187,939	$246,492	$255,833	$252,134
Gross profit	43,431	55,054	58,516	57,727
Loss from continuing operations	(8,453)	(2,109)	(249)	(3,771)
(Loss) income from discontinued operations, net of taxes	(113)	(128)	289	1
Net (loss) income	(8,566)	(2,237)	40	(3,770)
Basic and diluted (loss) income per share
Loss from continuing operations	$(1.15)	$(0.24)	$(0.10)	$(0.36)
(Loss) income from discontinued operations	(0.01)	(0.01)	0.02	—
Net loss per share	$(1.16)	$(0.25)	$(0.08)	$(0.36)